Share-Based Payments - Summary of Option Activity (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares $ / shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2022 shares $ / shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares	$ 2.66		$ 3.40
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable at year end (in shares) | shares	3,400,696	3,400,696	3,079,598	3,079,598	3,400,696	3,079,598
CAD | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,400,696	3,400,696	3,079,598	3,079,598	3,400,696	3,079,598	2,607,528	2,607,528
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.23	$ 3.23	$ 3.19	$ 3.19			$ 3.10
Granted (in shares) | shares	626,230	626,230	774,202	774,202
Granted (in CAD per option) | $ / shares	$ 3.25		$ 3.23
Number of share options forfeited in share-based payment arrangement | shares	(67,500)	(67,500)	(148,000)	(148,000)
Forfeited (in CAD per option) | $ / shares	$ 3.60		$ 3.20
Number of share options expired in share-based payment arrangement | shares	(85,000)	(85,000)	0	0
Expired (in CAD per option) | $ / shares	$ 3.65		$ 0
Number of share options exercised in share-based payment arrangement | shares	(152,632)	(152,632)	(154,132)	(154,132)
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares	$ 2.27		$ (1.92)
Exercisable at year end (in shares) | shares	1,464,014	1,464,014	1,289,896	1,289,896	1,464,014	1,289,896
Exercisable at year end (in CAD per option) | $ / shares	$ 3.42	$ 3.42	$ 3.22	$ 3.22
United States of America, Dollars | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,084,175	1,084,175	1,004,484	1,004,484	1,084,175	1,004,484	917,653	917,653
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares					$ 2.55	$ 2.63		$ 3.08
Granted (in shares) | shares	265,125	265,125	299,100	299,100
Granted (in CAD per option) | $ / shares		$ 2.50		$ 2.66
Number of share options forfeited in share-based payment arrangement | shares	(94,475)	(94,475)	(44,167)	(44,167)
Forfeited (in CAD per option) | $ / shares		$ 2.91		$ 3.80
Number of share options expired in share-based payment arrangement | shares	(90,959)	(90,959)	(166,852)	(166,852)
Expired (in CAD per option) | $ / shares		$ 2.92		$ 4.84
Number of share options exercised in share-based payment arrangement | shares	0	0	(1,250)	(1,250)
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares		$ 0		$ 1.67
Exercisable at year end (in shares) | shares	284,400	284,400	237,909	237,909	284,400	237,909
Exercisable at year end (in CAD per option) | $ / shares					$ 2.81	$ 3.00